Schedule of Investments (unaudited) September 30, 2019	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.6%

Belgium — 2.8%
KBC Group NV	46,064	$2,991,918

Denmark — 2.7%
DSV A/S	30,286	2,878,684

Finland — 3.6%
Konecranes OYJ	31,862	1,021,145
Neste OYJ	43,000	1,422,640
Sampo OYJ, Class A	36,988	1,469,617

		3,913,402

France — 39.3%
Airbus SE	32,848	4,264,608
Capgemini SE	14,632	1,722,935
Dassault Systemes SE	14,827	2,112,199
Eiffage SA	14,773	1,531,443
Ipsen SA	10,658	1,011,086
LVMH Moet Hennessy Louis Vuitton SE	16,649	6,605,651
Pernod Ricard SA	17,161	3,054,330
Remy Cointreau SA	13,203	1,752,638
Safran SA	40,267	6,340,049
Sanofi	55,137	5,107,491
Schneider Electric SE	35,566	3,109,965
Thales SA	15,208	1,748,173
Vinci SA	35,882	3,865,174

		42,225,742

Germany — 24.4%
adidas AG	10,718	3,336,988
Allianz SE, Registered Shares	20,736	4,826,758
Deutsche Boerse AG	15,143	2,361,689
Deutsche Wohnen SE, Bearer Shares	62,821	2,293,184
Knorr-Bremse AG	19,804	1,861,523
MorphoSys AG(a)	5,248	578,602
MTU Aero Engines AG	7,010	1,862,679
Puma SE	22,504	1,741,261
SAP SE	38,570	4,538,660
Symrise AG	28,847	2,804,183

		26,205,527

Ireland — 1.4%
Kingspan Group PLC	31,250	1,525,930

Italy — 4.2%
FinecoBank Banca Fineco SpA	258,134	2,731,071
Moncler SpA	49,614	1,768,410

		4,499,481

Luxembourg — 1.0%
Tenaris SA	97,020	1,029,033

Netherlands — 8.5%
ASML Holding NV	19,202	4,762,355

Security		Shares	Value

Netherlands (continued)
IMCD NV		25,840	$1,909,586
Koninklijke Philips NV		53,887	2,490,068

			9,162,009

Portugal — 1.1%
Galp Energia SGPS SA		80,913	1,216,863

Spain — 4.2%
Amadeus IT Group SA		25,155	1,802,396
Iberdrola SA		258,461	2,686,383

			4,488,779

Switzerland — 1.7%
Straumann Holding AG, Registered Shares		2,216	1,812,575

United Kingdom — 4.7%
Linde PLC		16,600	3,221,931
RELX PLC		76,579	1,818,729

			5,040,660

Total Long-Term Investments — 99.6% (Cost — $94,299,479)			106,990,603

Short-Term Securities — 0.5%

Money Market Fund — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(b)(c)	USD	482,703	482,703

Total Money Market Fund — 0.5% (Cost — $482,703)			482,703

		Par (000)

Time Deposits — 0.0%

Denmark — 0.0%
Brown Brothers Harriman & Co., (0.85%), 10/01/19	DKK	67	9,743

Total Time Deposits — 0.0% (Cost — $9,743)			9,743

Total Short-Term Securities — 0.5% (Cost — $492,446)			492,446

Total Investments — 100.1% (Cost — $94,791,925)			107,483,049

Liabilities in Excess of Other Assets — (0.1)%			(114,098)

Net Assets — 100.0%			$107,368,951

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock EuroFund

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	482,703	482,703	$482,703	$3,411		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	31,839	(31,839)	—	—	1	(c)	3	(3)

				$482,703	$3,412		$3	$(3)

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)

All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency Abbreviations

DKK	Danish Krone

USD	U.S. Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock EuroFund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	$—	$2,991,918	$—	$2,991,918
Denmark	—	2,878,684	—	2,878,684
Finland	—	3,913,402	—	3,913,402
France	—	42,225,742	—	42,225,742
Germany	5,198,511	21,007,016	—	26,205,527
Ireland	1,525,930	—	—	1,525,930
Italy	—	4,499,481	—	4,499,481
Luxembourg	—	1,029,033	—	1,029,033
Netherlands	—	9,162,009	—	9,162,009
Portugal	—	1,216,863	—	1,216,863
Spain	—	4,488,779	—	4,488,779
Switzerland	—	1,812,575	—	1,812,575
United Kingdom	—	5,040,660	—	5,040,660
Short-Term Securities
Money Market Funds	482,703	—	—	482,703
Time Deposits	—	9,743	—	9,743

Total	$7,207,144	$100,275,905	$—	$107,483,049

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